Asset Retirement Obligations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	9 Months Ended		12 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Nov. 30, 2010 Predecessor	Dec. 31, 2009 Predecessor	Dec. 31, 2011 Predecessor	Dec. 31, 2008 Predecessor
Asset Retirement Obligations [Line Items]
Asset retirement obligation	$ 2.1	$ 2.0	$ 2.2	$ 1.5	$ 3.4	$ 3.3	$ 2.1	$ 3.3
Accretion expense	$ 0.1	$ 0.2	$ 0.1	$ 0.3	$ 0.2	$ 0.2